March 19, 2010

Securities and Exchange Commission

100 F Street, NW

Washington, DC 20549

RE:	PHL Variable Insurance Company
Pre-effective Amendment Number 2 to Registration Statement on Form S-1, File Number 333-161382

To the Commission Staff:

Electronically transmitted for filing is Pre-effective Amendment Number 2 to the Registration Statement on Form S-1 filed under the Securities Act of 1933, as amended.

This Pre-effective Amendment reflects changes to the prospectus in response to comments from the staff dated February 16, 2010 and as described in our correspondence filing also made today.

The filing fee for the Form S-1 was wired to the Commission’s lockbox at U.S. Bank of St. Louis, Missouri concurrent with the filing of the initial registration statement.

Please call me at (860) 403-6486 if you have questions concerning this filing.

Very truly yours,

/s/ Mary K. Johnson

Counsel

Phoenix Life Insurance Company